Loans - Allowances for Loan Losses and Ending Balances by Portfolio Segment and Impairment Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses individually evaluated for impairment	$ 34	$ 101
Allowance for loan losses collectively evaluated for impairment	6,983	5,806
Total ending allowance balance	7,017	5,907	$ 5,604	$ 5,291
Loans individually evaluated for impairment	6,059	3,852
Loans collectively evaluated for impairment	545,074	544,553
Total ending loans balance	551,133	548,405
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses individually evaluated for impairment	16	36
Allowance for loan losses collectively evaluated for impairment	2,392	2,142
Total ending allowance balance	2,408	2,178	1,813	2,207
Loans individually evaluated for impairment	2,555	419
Loans collectively evaluated for impairment	134,559	146,456
Total ending loans balance	137,114	146,875
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses individually evaluated for impairment	17	64
Allowance for loan losses collectively evaluated for impairment	2,136	1,727
Total ending allowance balance	2,153	1,791	1,735	1,264
Loans individually evaluated for impairment	2,637	2,403
Loans collectively evaluated for impairment	194,111	181,202
Total ending loans balance	196,748	183,605
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses individually evaluated for impairment	1	1
Allowance for loan losses collectively evaluated for impairment	1,151	1,244
Total ending allowance balance	1,152	1,245	1,273	1,189
Loans individually evaluated for impairment	853	1,030
Loans collectively evaluated for impairment	173,406	166,266
Total ending loans balance	174,259	167,296
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses collectively evaluated for impairment	203	258
Total ending allowance balance	203	258	237	178
Loans collectively evaluated for impairment	23,960	31,227
Total ending loans balance	23,960	31,227
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses collectively evaluated for impairment	481	306
Total ending allowance balance	481	306	175	141
Loans individually evaluated for impairment	14
Loans collectively evaluated for impairment	19,038	19,402
Total ending loans balance	19,052	19,402
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses collectively evaluated for impairment	620	129
Total ending allowance balance	$ 620	$ 129	$ 371	$ 312